Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 29, 2020	Mar. 31, 2017	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)			18,036,298
RSUs (non-vested)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to awards			$ 64.1
Unrecognized compensation cost related to stock options			2 years 6 months
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to awards			$ 0.6
Unrecognized compensation cost related to stock options			2 years 8 months 12 days	3 years 3 months	5 months 26 days
2020 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	27,733,888		36,738,678
Percent of the number of shares of its common stock outstanding reserved for issuance	16.00%
Percent increase in shares that may be issued	5.00%
Increase in the number of shares that may be issued (in shares)	10,000,000
2020 Equity Plan | RSUs (non-vested)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2020 Equity Plan | RSUs (non-vested) | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Vesting period		1 year
2020 Equity Plan | RSUs (non-vested) | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	3,492,097
2020 ESPP | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	3,492,097		5,293,055
Percent increase in shares that may be issued	1.00%
Increase in the number of shares that may be issued (in shares)	2,500,000
Period over which increase in shares that may be issued occurs	20 years